Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Series A convertible preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Series A convertible preferred stock, shares authorized	65,000,000	49,625,000	49,000,000
Series A convertible preferred stock, shares issued	0	49,000,000	49,000,000
Series A convertible preferred stock, shares outstanding	0	49,000,000	49,000,000
Series A convertible preferred stock, aggregate liquidation preference (in dollars)	$ 0	$ 69,520	$ 66,090
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	130,000,000	62,625,000	62,000,000
Common stock, shares issued	24,466,049	1,662,231	1,592,762
Common stock, shares outstanding	24,466,049	1,662,231	1,592,762